Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	100.00%	100.00%
Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	100.00%	100.00%
Equity Securities [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	36.00%	37.00%
Equity Securities [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	42.00%	41.00%
Debt Securities [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	26.00%	25.00%
Debt Securities [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	57.00%	59.00%
Real Estate [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	4.00%	4.00%
Real Estate [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Balanced funds [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	34.00%	34.00%
Balanced funds [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Cash and Cash Equivalents [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Cash and Cash Equivalents [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	1.00%	0.00%